Neuberger Berman Genesis Portfolio Investment Strategy - Neuberger Berman Genesis Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Neuberger Berman Investment Advisers LLC (“Neuberger Berman” or “Subadviser”), subadviser to the Portfolio, invests at least 65% of the Portfolio’s assets in common stocks of small-capitalization companies, which it defines as those whose market capitalizations are similar to the market capitalization of the companies in the Russell 2000® Index or the S&P SmallCap 600® Index. As of December 31, 2025, the highest market capitalization of companies in the Russell 2000® Index was $35.6 billion. As of December 31, 2025, the highest capitalization of companies in the S&P SmallCap 600® Index was $9.2 billion. The market capitalization limits will vary with market fluctuations. The Portfolio may continue to hold or buy additional shares of a company that no longer is of comparable size if Neuberger Berman continues to believe that those shares are an attractive investment. The Portfolio seeks to reduce risk by diversifying among many companies and industries. Although the Portfolio mainly invests in common stocks of small-capitalization companies, it may invest in companies of any capitalization. Stock Selection Neuberger Berman generally looks for what it believes to be undervalued companies whose current market shares and balance sheets are strong. In addition, Neuberger Berman tends to focus on companies where financial strength is largely based on existing business lines rather than projected growth. Factors in identifying these firms may include: ■A history of above-average returns. ■An established market niche. ■Circumstances that would make it difficult for new competitors to enter the market. ■The ability to finance their own growth. ■A belief that the company has sound future business prospects. This approach is designed to let the Portfolio benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with small-capitalization stocks. At times, Neuberger Berman may emphasize certain sectors that it believes will benefit from market or economic trends. Neuberger Berman generally follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.